Financial assets - Schedule of components of financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt Instruments
Financial assets held for trading	€ 206,874	€ 176,921
Non-trading financial assets mandatorily at fair value through profit or loss	6,166	5,910
Financial assets designated at fair value through profit or loss	9,169	9,773
Financial assets at fair value through other comprehensive income	82,270	83,308
Financial assets at amortised cost	1,217,341	1,191,403
Derivatives
Debt Instruments
Financial assets held for trading	58,928	56,328
Equity instruments
Debt Instruments
Financial assets held for trading	16,764	15,057
Non-trading financial assets mandatorily at fair value through profit or loss	4,432	4,068
Financial assets at fair value through other comprehensive income	1,842	1,761
Debt instruments
Debt Instruments
Financial assets held for trading	71,523	62,124
Non-trading financial assets mandatorily at fair value through profit or loss	684	860
Financial assets designated at fair value through profit or loss	3,174	3,095
Financial assets at fair value through other comprehensive income	71,160	73,565
Financial assets at amortised cost	114,347	103,559
Loans and advances
Debt Instruments
Financial assets held for trading	59,659	43,412
Non-trading financial assets mandatorily at fair value through profit or loss	1,050	982
Financial assets designated at fair value through profit or loss	5,995	6,678
Financial assets at fair value through other comprehensive income	9,268	7,982
Financial assets at amortised cost	1,102,994	1,087,844
Central Banks
Debt Instruments
Financial assets held for trading	17,283	17,717
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Financial assets at amortised cost	16,541	20,082
Credit institutions
Debt Instruments
Financial assets held for trading	22,477	14,061
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	444	459
Financial assets at fair value through other comprehensive income	335	313
Financial assets at amortised cost	56,290	57,917
Customers
Debt Instruments
Financial assets held for trading	19,899	11,634
Non-trading financial assets mandatorily at fair value through profit or loss	1,050	982
Financial assets designated at fair value through profit or loss	5,551	6,219
Financial assets at fair value through other comprehensive income	8,933	7,669
Financial assets at amortised cost	€ 1,030,163	€ 1,009,845